REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE
2. REVENUE
The disclosures in this note apply to both Registrants, unless indicated otherwise.
The Registrants account for revenues from contracts with customers under ASC 606, “
Revenue from Contracts with Customers.
” Revenue from leases, financial instruments, other contractual rights or obligations and other revenues that are not from contracts with customers are outside the scope of the standard and accounted for under other existing GAAP.
The Electric Companies distribute electricity through FirstEnergy’s utility operating companies and also control 3,610 MWs of regulated electric generation capacity located primarily in West Virginia and Virginia. Each of the Electric Companies earns revenue from state-regulated rate tariffs under which it provides distribution services to residential, commercial and industrial customers in its service territory. The Electric Companies are obligated under the regulated construct to deliver power to customers reliably, as it is needed, which creates an implied monthly contract with the end-use
customer. See Note 13., “Regulatory Matters,” of the Combined Notes to Financial Statements of the Registrants for additional information on rate recovery mechanisms. Distribution and electric revenues are recognized over time as electricity is distributed and delivered to the customer and the customers consume the electricity immediately as delivery occurs.
Retail generation sales relate to Provider of Last Resort, SOS, Standard Service Offer and default service requirements in Ohio, Pennsylvania, New Jersey and Maryland, as well as generation sales in West Virginia that are regulated by the WVPSC. Certain of the Electric Companies have default service obligations to provide power to non-shopping
customers who have elected to continue to receive service under regulated retail tariffs. The volume of these sales varies depending on the level of shopping that occurs. Supply plans vary by state and by service territory. Default service for the Ohio Companies, FE PA, JCP&L and PE’s Maryland jurisdiction are provided through a competitive procurement process approved by each state’s respective commission. Retail generation revenues are recognized over time as electricity is delivered and consumed immediately by the customer.
Wholesale sales primarily consist of generation and capacity sales into the PJM market from FirstEnergy’s regulated electric generation capacity and NUGs. Certain of the Electric Companies may also purchase power in the PJM markets to supply power to their customers. Generally, these power sales from generation and purchases to serve load are netted hourly and reported as either revenues or purchased power on the Consolidated

Statements of Income based on whether the entity was a net seller or buyer each hour. Capacity revenues are recognized ratably over the PJM planning year at prices cleared in the annual PJM Reliability Pricing Model Base Residual Auction and Incremental Auctions. Capacity purchases and sales through PJM capacity auctions are reported within revenues on the Consolidated Statements of Income. Certain capacity income (bonuses) and charges (penalties) related to the availability of units that have cleared in the auctions are unknown and not recorded in revenue until, and unless, they occur.
The Electric Companies’ distribution customers are metered on a cycle basis. An estimate of unbilled revenues is calculated to recognize electric service provided from the last meter reading through the end of the month. This estimate includes many factors, among which are historical customer usage, load profiles, estimated weather impacts, customer shopping activity and prices in effect for each class of customer. In each accounting period, the Electric Companies accrue the estimated unbilled amount as revenue and reverse the related prior period estimate. Customer payments vary by state but are generally due within 30 days.
ASC 606 excludes industry-specific accounting guidance for recognizing revenue from Alternative Revenue Programs as these programs represent contracts between the utility and its regulators, as opposed to customers. Therefore, revenues from these programs are not within the scope of ASC 606 and regulated utilities are permitted to continue to recognize such revenues in accordance with existing practice but are presented separately from revenue arising from contracts with customers.
Transmission infrastructure owned and operated by the Transmission Companies and certain of FirstEnergy’s Electric Companies (JCP&L, MP and PE) transmits electricity from generation sources to distribution facilities. Transmission revenues are derived primarily from forward-looking formula rates. See Note 13., “Regulatory Matters,” of the Combined Notes to Financial Statements of the Registrants for additional information. Forward-looking formula rates recover costs that the regulatory agencies determine are permitted to be recovered and provide a return on transmission capital investment. Under forward-looking formula rates, the revenue requirement is updated annually based on a projected rate base and projected costs, which is subject to an annual true-up
based on rate base and actual costs. Revenues and cash receipts for the stand-ready obligation of providing transmission service are recognized ratably over time.
The Registrants have elected to exclude sales taxes and other similar taxes collected on behalf of third parties from revenue as prescribed in the standard. As a result, tax collections and remittances are excluded from recognition in the income statement and instead recorded through the balance sheet. Excise and gross receipts taxes that are assessed on the Registrants are not subject to the election and are included in revenue. The Registrants have elected the optional invoice practical expedient for most of its revenues and utilizes the optional short-term contract exemption for transmission revenues due to the annual establishment of revenue requirements, which eliminates the need to provide certain revenue disclosures regarding unsatisfied performance obligations.

The following represents a disaggregation of FirstEnergy’s revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

FirstEnergy	For the Years Ended December 31,
(In millions)	2025	2024	2023
Distribution
Retail generation and distribution services
Residential	$4,948	$4,514	$4,344
Commercial	1,699	1,522	1,528
Industrial	651	588	726
Other	73	73	72
Wholesale	16	6	20
Other revenue from contracts with customers (1)	78	80	89

Total revenues from contracts with customers	7,465	6,783	6,779

Other revenue unrelated to contracts with customers (2)	82	80	75

Total Distribution	$7,547	$6,863	$6,854

Integrated
Retail generation and distribution services
Residential	$2,877	$2,528	$2,137
Commercial	1,294	1,142	1,023
Industrial	615	577	545
Other	32	32	30
Wholesale	377	146	208
Transmission	425	380	318
Other revenue from contracts with customers (1)	6	19	24

Total revenues from contracts with customers	5,626	4,824	4,285

ARP (3)	—	10	—
Other revenue unrelated to contracts with customers (2)	57	42	35

Total Integrated	$5,683	$4,876	$4,320

Stand-Alone Transmission
ATSI	$1,058	$980	$967
TrAIL	260	269	279
MAIT	483	436	394
KATCo	85	85	89
Other	—	(2)	2

Total revenues from contracts with customers	1,886	1,768	1,731

Other revenue unrelated to contracts with customers	19	19	17

Total Stand-Alone Transmission	$1,905	$1,787	$1,748

Corporate/Other, Eliminations and Reconciling Adjustments (4)
Wholesale	$18	$9	$11
Eliminations and reconciling adjustments	(63)	(63)	(63)

Total Corporate/Other, Eliminations and Reconciling Adjustments	$(45)	$(54)	$(52)

FirstEnergy Total Revenues	$15,090	$13,472	$12,870

(1)	Primarily includes amounts collected from customers to administer and repay securitization bonds and pole attachment revenue.

(2)	Primarily includes late payment charges and revenue from FTRs.
(3)	Related to lost distribution revenues associated with energy efficiency in New Jersey.
(4)	Includes eliminations and reconciling adjustments of inter-segment revenues.
The following table represents a disaggregation of JCP&L’s revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
(In millions)	2025	2024	2023
Distribution
Retail generation and distribution services
Residential	$1,705	$1,470	$1,240
Commercial	728	627	579
Industrial	76	70	68
Street lighting	21	20	21
Wholesale	6	6	5
Other revenue from contracts with customers (1)	14	18	18

Total revenues from contracts with customers	2,550	2,211	1,931

ARP (2)	—	10	—
Other revenue unrelated to contracts with customers	4	4	3

Total Distribution Segment Revenue	$2,554	$2,225	$1,934

Transmission
Total Transmission Segment Revenue	$259	$242	$204
Reconciling Adjustments (3)
Retail generation and distribution services	$(175)	$(152)	$(111)

JCP&L Total Revenues	$2,638	$2,315	$2,027

(1)	Primarily includes pole attachment revenue.
(2)	Related to lost distribution revenues associated with energy efficiency in New Jersey.
(3)	Includes eliminations and reconciling adjustments of inter-segment revenues.
RECEIVABLES
Receivables from contracts with customers include retail electric sales and distribution deliveries to residential, commercial and industrial customers of the Electric Companies. Billed and unbilled customer receivables as of December 31, 2025 and 2024, are included below.

Customer Receivables	FirstEnergy		JCP&L
As of December 31,	2025	2024	2025	2024
	(In millions)
Billed (1)	$939	$867	$178	$166
Unbilled	844	718	152	118

	1,783	1,585	330	284
Less: Uncollectible Reserve	57	55	6	6

Total Customer Receivables	$1,726	$1,530	$324	$278

(1)	Includes approximately $323 million and $284 million for FirstEnergy as of December 31, 2025 and 2024, respectively, that are past due by greater than 30 days.

The allowance for uncollectible customer receivables is based on historical loss information comprised of a rolling
36-month
average net
write-off
percentage of revenues, in conjunction with a qualitative assessment of elements that impact the collectability of receivables to determine if allowances for uncollectible customer receivables should be further adjusted in accordance with the accounting guidance for credit losses.
The Registrants review allowance for uncollectible customer receivables utilizing a quantitative and qualitative assessment. Management contemplates available current information such as changes in economic factors, regulatory matters, industry trends, customer credit factors, amount of receivable balances that are past-due,
payment options and programs available to customers, and the methods that the Electric Companies are able to utilize to ensure payment. The Registrants’ uncollectible risk on PJM receivables, resulting from transmission and wholesale sales, is minimal due to the nature of PJM’s settlement process and as a result there is no current allowance for doubtful accounts.
Activity in the allowance for uncollectible accounts on customer receivables for the years ended December 31, 2025, 2024 and 2023 are as follows:

Customer Receivables	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2023	$137	$21
Provision for expected credit losses (1)(2)	8	(1)
Charged to other accounts (3)	34	3
Write-offs	(115)	(14)

Balance, December 31, 2023	64	9

Provision for expected credit losses (1)(2)	73	5
Charged to other accounts (3)	39	4
Write-offs	(121)	(12)

Balance, December 31, 2024	55	6

Provision for expected credit losses (1)(2)	94	8
Charged to other accounts (3)	37	3
Write-offs	(129)	(11)

Balance, December 31, 2025	$57	$6

(1)
Customer receivable amounts charged (credited) to income for FirstEnergy for the years ended December 31, 2025, 2024 and 2023, include approximately $31 million, $17 million, and $(15) million, respectively, deferred for future recovery (refund).

(2)
Customer receivable amounts charged (credited) to income for JCP&L include approximately $8 million, $5 million and $(1) million deferred for future recovery (refund) for the years ended December 31, 2025, 2024 and 2023 respectively.

(3)	Represents recoveries and reinstatements of accounts written off for uncollectible accounts.

Activity in the allowance for uncollectible accounts on other receivables for the years ended December 31, 2025, 2024 and 2023 are as follows:

Other Receivables	FirstEnergy	JCP&L
	(In millions)
Balance, January 1, 2024	$11	$6
Provision for expected credit losses	7	—
Charged to other accounts (1)	(1)	—
Write-offs	(2)	—

Balance, December 31, 2023	15	6

Provision for expected credit losses	1	—
Charged to other accounts (1)	(5)	(6)
Write-offs	(5)	—

Balance, December 31, 2024	6	—

Provision for expected credit losses	9	1
Charged to other accounts (1)	—	—
Write-offs	(4)	(1)

Balance, December 31, 2025	$11	$—

(1)	Represents recoveries and reinstatements of accounts written off for uncollectible accounts.